CONSOLIDATED FINANCIAL STATEMENTS - Associate companies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest in Associate companies
Net income	R$ 2,326,382	R$ (338,667)	R$ (2,885,929)
Total comprehensive income	2,713,308	(298,366)	(7,773,542)
Associate companies
Interest in Associate companies
Net income	31,806	26,099	141,023
Total comprehensive income	R$ 31,806	R$ 26,099	R$ 141,023
Dona Francisca Energtica S.A.
Interest in Associate companies
Equity interest in associate companies (as a percent)	51.82%	51.82%	51.82%
Corsa Controladora, S.A. de C.V. and subsidiaries
Interest in Associate companies
Equity interest in associate companies (as a percent)	49.00%	49.00%	49.00%